DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Net profit attributable to owners of parent	$ 269,724	$ 213,801	$ 362,689
Unrealized gains/losses	(82,782)	(204,671)	(205,527)
Realized gains/losses	303,668	210,223	203,730
Deferred income taxes	(54,944)	2,089	(3,889)
Total adjustments	(132,049)	72,394	(5,686)
Distributable Net Profit	$ 435,666	$ 221,442	$ 357,003